Accounting Policies, by Policy (Policies)	12 Months Ended
Jun. 30, 2023
Summary of Significant Accounting Policies [Abstract]
Basis of presentation and principles of consolidation

Basis of presentation and principles of consolidation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and pursuant to the rules and regulations of the Securities and Exchange Commission (“SEC”). The accompanying consolidated financial statements include the financial statements of the Company, its wholly owned subsidiaries, and entity which it consolidated the operation and financial results through VIE Agreements from the July 1, 2021 to the termination date of VIE Agreements. All inter-company balances and transactions are eliminated upon consolidation.

Uses of estimates

Uses of estimates

In preparing the consolidated financial statements in conformity U.S. GAAP, the management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. These estimates are based on information as of the date of the consolidated financial statements. Significant estimates required to be made by management include, but are not limited to, the valuation of accounts receivable and advance to suppliers, inventory valuations, useful lives of property and equipment and intangible assets, the recoverability of long-lived assets, realization of deferred tax assets, and provision necessary for contingent liabilities. Actual results could differ from those estimates.

Risks and uncertainties

Risks and uncertainties

The main operations of the Company are located in the PRC. Accordingly, the Company’s business, financial condition, and results of operations may be influenced by political, economic, and legal environments in the PRC, as well as by the general state of the economy in the PRC. The Company’s results may be adversely affected by changes in the political, regulatory and social conditions in the PRC. Although the Company has not experienced losses from these situations and believes that it is in compliance with existing laws and regulations including its organization and structure disclosed in Note 1, such experience may not be indicative of future results.

The Company’s business, financial condition and results of operations may also be negatively impacted by risks related to natural disasters, extreme weather conditions, health epidemics and other catastrophic incidents, which could significantly disrupt the Company’s operations. The Company’s operations may be further affected by the ongoing outbreak of COVID-19 pandemic. A COVID-19 resurgence could negatively affect the execution of the Company’s sales contract and fulfilment of customer orders and the collection of the payments from customers on a timely manner. The Company will continue to monitor and modify the operating strategies in response to the COVID-19. The extent of the future impact of COVID-19 is still highly uncertain and cannot be predicted as of the date the Company’s financial statements are released.

Concentration of credit risks

Financial instruments that potentially subject the Company to significant concentration of credit risk consist primarily of cash and accounts receivable. As of June 30, 2023, the aggregate amounts of cash of $6,413,367 was deposited at major financial institutions located in the PRC and Hong Kong. In the event of bankruptcy of one of these financial institutions, the Company may not be able to claim its cash and demand deposits back in full. Management believes that these financial institutions are of high credit quality and continually monitors the credit worthiness of these financial institutions.

Accounts receivable are typically unsecured and derived from revenue earned from customers in the PRC, which are exposed to credit risk. The risk is mitigated by credit evaluations. The Company maintains an allowance for doubtful accounts, and actual losses have generally been within management’s expectations. Refer to “Note 15. Concentrations” for detail.

Interest rate risk

The Company’s exposure to interest rate risk primarily relates to the interest income generated by excess cash, which is mostly held in interest-bearing bank deposits. The Company’s exposure to interest rate risk also arises from borrowings that have a floating rate of interest. The costs of floating rate borrowings may be affected by the fluctuations in the interest rates. The Company have not been, and do not expect to be, exposed to material interest rate risks, and therefore have not used any derivative financial instruments to manage such interest risk exposure. The Company has not been exposed to material risks due to changes in market interest rates, and not used any derivative financial instruments to manage the interest risk exposure during the year ended June 30, 2023.

Cash

Cash

Cash includes currency on hand and deposits held by banks that can be added or withdrawn without limitation. The Company maintains all of its bank accounts in the PRC. The Company’s cash balances in these bank accounts in the PRC are not insured by the Federal Deposit Insurance Corporation or other programs.

Restricted cash

Restricted cash

Restricted cash consists of cash deposited with the PRC banks and used as collateral to secure the Company’s short-term bank loans. In November 2016, the FASB issued ASU No. 2016-18, Statement of Cash Flows (Topic 230): Restricted Cash, which requires entities to present the aggregate changes in cash, cash equivalents, restricted cash and restricted cash equivalents in the statement of cash flows. As a result, the statement of cash flows will be required to present restricted cash and restricted cash equivalents as a part of the beginning and ending balances of cash and cash equivalents. The Company adopted the updated guidance retrospectively and presented restricted cash within the ending cash, cash equivalents, and restricted cash balance on the Company’s consolidated statement of cash flows for the years presented.

Notes receivable

Notes receivable

Notes receivable represent banks’ acceptances that have been arranged with third-party financial institutions by certain customers to settle their purchases from us. These notes receivable are non-interest bearing and are collectible within six to twelve months. As of June 30, 2023 and 2022, the Company had nil and $18,000 of notes receivable balance, respectively.

Accounts receivable, net

Accounts receivable, net

Accounts receivable are presented net of allowance for doubtful accounts. The Company reduces accounts receivable by recording an allowance for doubtful accounts to account for the estimated impact of collection issues resulting from a client’s inability or unwillingness to pay valid obligations to the Company. The Company determines the adequacy of allowance for doubtful accounts based on individual account analysis, historical collection trend, and best estimate of specific losses on individual exposures. The Company establishes a provision for doubtful receivable when there is objective evidence that the Company may not be able to collect amounts due. Actual amounts received may differ from management’s estimate of credit worthiness and the economic environment. Delinquent account balances are written-off against the allowance for doubtful accounts after the management has determined that the likelihood of collection is not probable. Allowance for uncollectable balances amounted to nil and $99,003 as of June 30, 2023 and 2022, respectively.

Inventories, net

Inventories, net

Inventories are comprised of purchased electronic components products to be sold to customers. Inventories are stated at the lower of cost or net realizable value, determined using primarily an average weighted cost method. The Company reviews its inventories periodically to determine if any reserves are necessary for potential shrinkage and obsolete or unusable inventory. Inventory allowance amounted to$1,851 and nil as of June 30, 2023 and 2022, respectively.

Advances to suppliers, net

Advances to suppliers, net

Advances to suppliers consists of balances paid to suppliers for purchase of electronic components that have not been provided or received. Advances to suppliers are short-term in nature and are reviewed periodically to determine whether their carrying value has become impaired. The Company considers the assets to be impaired if the collectability of the advance becomes doubtful. The Company uses the aging method to estimate the allowance for uncollectible balances. In addition, at each reporting date, the Company generally determines the adequacy of allowance for doubtful accounts by evaluating all available information, and then records specific allowances for those advances based on the specific facts and circumstances. As of June 30, 2023 and 2022, there was no allowance recorded as the Company considers all of the advances to be fully realizable.

Short-term investments

Short-term investments

The Company’s short-term investments consist of wealth management financial products purchased from PRC banks with maturities ranging from one month to twelve months. The banks invest the Company’s fund in certain financial instruments including money market funds, bonds or mutual funds, with rates of return on these investments ranging from 1.5% to 2.5% per annum. The carrying values of the Company’s short-term investments approximate fair value because of their short-term maturities. The interest earned is recognized in the consolidated statements of income and comprehensive income over the contractual term of these investments (see Note 6).

Leases

Leases

On July 1, 2021, the Company adopted Accounting Standards Update (“ASU”) 2016-02, Leases (as amended by ASU 2018-01, 2018-10, 2018-11, 2018-20, and 2019-01, collectively “ASC 842”) using the modified retrospective basis and did not restate comparative periods as permitted under ASU 2018-11. ASC 842 requires that lessees recognize ROU assets and lease liabilities calculated based on the present value of lease payments for all lease agreements with terms that are greater than twelve months. ASC 842 distinguishes leases as either a finance lease or an operating lease that affects how the leases are measured and presented in the statement of operations and statement of cash flows.

For operating leases, the Company calculated ROU assets and lease liabilities based on the present value of the remaining lease payments as of the date of adoption. The remaining balance of lease liabilities are presented within current portion of operating lease liabilities and the non-current portion of operating lease liabilities on the consolidated balance sheets (see Note 10).

Property and equipment

Property and equipment

Property and equipment are stated at cost less accumulated depreciation and amortization. Depreciation and amortization of property and equipment are provided using the straight-line method over their expected useful lives, as follows:

Useful life
Office equipment and furniture	3 years
Automobiles	5 years
Leasehold improvement	Lesser of useful life and lease term

Expenditures for maintenance and repairs, which do not materially extend the useful lives of the assets, are charged to expense as incurred. Expenditures for major renewals and betterments which substantially extend the useful life of assets are capitalized. The cost and related accumulated depreciation of assets retired or sold are removed from the respective accounts, and any gain or loss is recognized in consolidated statements of income and comprehensive income.

Intangible assets, net

Intangible assets, net

The Company’s intangible assets primarily consist of internal-use software development costs associated with the Company’s e-commerce platform. Intangible assets are carried at cost less accumulated amortization and any recorded impairment. The Company amortizes its intangible assets over useful lives of 10 year using a straight-line method, which reflects the estimated pattern in which the economic benefits of the internally developed software are to be consumed.

Impairment of long-lived Assets

Impairment of long-lived Assets

Long-lived assets with finite lives, primarily property and equipment and intangible assets, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. An asset is considered impaired if its carrying amount exceeds the future net undiscounted cash flows that the asset is expected to generate. If such asset is considered to be impaired, the impairment recognized is the amount by which the carrying amount of the asset, if any, exceeds its fair value determined using a discounted cash flow model. There were no impairments of these assets as of June 30, 2023 and 2022.

Borrowings

Borrowings

Borrowings comprise short-term borrowings. Borrowings are recognized initially at fair value, net of transaction costs incurred. Borrowings are subsequently stated at amortized cost; any difference between the proceeds net of transaction costs and the redemption value is recognized in profit or loss over the period of the borrowings using the effective interest method.

Accounts payable	Accounts payable The Company’s accounts payable (“AP”) primarily include balance due to suppliers for purchase of electronic components products.
Deferred initial public offering (“IPO”) costs

Deferred initial public offering (“IPO”) costs

The Company complies with the requirement of the ASC 340-10-S99-1 and SEC Staff Accounting Bulletin (“SAB”) Topic 5A — “Expenses of Offering”. Deferred offering costs consist of underwriting, legal, consulting and other expenses incurred through the balance sheet date that are directly related to the intended IPO. Deferred offering costs will be charged to shareholders’ equity upon the completion of the IPO. Should the IPO prove to be unsuccessful, these deferred costs, as well as additional expenses to be incurred, will be charged to operations. Deferred IPO costs as included in “prepaid expenses and other current assets” amounted to nil and $629,748 as of June 30, 2023 and 2022, respectively (see Note 7).

Fair value of financial instruments

Fair value of financial instruments

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-level fair value hierarchy prioritizes the inputs used to measure fair value. The hierarchy requires entities to maximize the use of observable inputs and minimize the use of unobservable inputs. The three levels of inputs used to measure fair value are as follows:

•        Level 1 — inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.

•        Level 2 — inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, quoted market prices for identical or similar assets in markets that are not active, inputs other than quoted prices that are observable and inputs derived from or corroborated by observable market data.

•        Level 3 — inputs to the valuation methodology are unobservable.

Unless otherwise disclosed, the fair value of the Company’s financial instruments, including cash, restricted cash, short-term investments, notes receivable, accounts receivable, advances to suppliers, inventories, prepaid expenses and other current assets, short-term bank loans, short-term borrowings — third-party loans, notes payable, accounts payable, deferred revenue, taxes payable, due to related parties, accrued expenses operating lease liabilities-current, and other current liabilities approximate the fair value of the respective assets and liabilities as of June 30, 2023 and2022 based upon the short-term nature of the assets and liabilities.

Foreign currency translation

Foreign currency translation

The functional currency for ICZOOM, ICZOOM HK, Ehub, Hjet HK and Components Zone HK is the U.S Dollar (“US$”). The Company primarily operates its business through its PRC subsidiaries as of June 30, 2022. The functional currency of the Company’s PRC subsidiaries and the VIE is the Chinese Yuan (“RMB”). The Company’s consolidated financial statements have been translated into US$. Assets and liabilities accounts are translated using the exchange rate at each reporting period end date. Equity accounts are translated at historical rates. Income and expense accounts are translated at the average rate of exchange during the reporting period. The resulting translation adjustments are reported under other comprehensive income. Gains and losses resulting from the translations of foreign currency transactions and balances are reflected in the results of operations.

The RMB is not freely convertible into foreign currency and all foreign exchange transactions must take place through authorized institutions. No representation is made that the RMB amounts could have been, or could be, converted into US$ at the rates used in translation.

The following table outlines the currency exchange rates that were used in creating the consolidated financial statements in this report:

	June 30, 2023	June 30, 2022
Period-end spot rate	US$1=RMB 7.2254	US$1=RMB 6.7114
Average rate	US$1=RMB 6.9881	US$1=RMB 6.4641

Revenue recognition

Revenue recognition

ASC 606 establishes principles for reporting information about the nature, amount, timing and uncertainty of revenue and cash flows arising from the entity’s contracts to provide goods or services to customers. The core principle requires an entity to recognize revenue to depict the transfer of goods or services to customers in an amount that reflects the consideration that it expects to be entitled to receive in exchange for those goods or services recognized as performance obligations are satisfied. This new guidance provides a five-step analysis in determining when and how revenue is recognized. Under the new guidance, revenue is recognized when a customer obtains control of promised goods or services and is recognized in an amount that reflects the consideration which the entity expects to receive in exchange for those goods or services. In addition, the new guidance requires disclosure of the nature, amount, timing and uncertainty of revenue and cash flows arising from contracts with customers.

The Company currently generates its revenue from the following main sources:

Revenue from sales of electronic components to customers

The Company operates a B2B online platform www.iczoomex.com, where the Company’s customers can register as members first, and then use the platform to post the quotes for electronic component products (such as integrated circuit, discretes, passive components, optoelectronics, electromechanical, MRO and design tools, etc.).

Once purchase orders received from customers, the Company purchases desired products from suppliers, takes control of purchased products in its warehouses, and then organizes the shipping and delivery of products to customers. New customers are typically required to make certain prepayment to the Company before the Company purchases products from suppliers.

The Company accounts for revenue from sales of electronic components on a gross basis as the Company is responsible for fulfilling the promise to provide the desired electronic component products to customers, and is subject to inventory risk before the product ownership and risk are transferred and has the discretion in establishing prices. All of the Company’s contracts are fixed price contracts and have one single performance obligation as the promise is to transfer the individual goods to customers, and there is no separately identifiable other promises in the contracts. The Company’s revenue from sales of electronic components is recognized at a point in time when title and risk of loss passes and the customer accepts the goods, which generally occurs at delivery. Advance payment from customers is recorded as deferred revenue first and then recognized as revenue when products are delivered to the customers and the Company’s performance obligations are satisfied. The Company does not routinely allow customers to return products and historically return allowance was immaterial. There is no separate rebate, discount, or volume incentive involved. Revenue is reported net of all value added taxes (“VAT”).

Service commission fees

The Company’s service commission fees primarily consist of (1) fees charged to customers for assisting them for customs clearance when they directly purchase electronic component products from overseas suppliers; (2) fees charged to customers for providing temporary warehousing and organizing the product shipping and delivery to customer designated destinations after customs clearance. There is no separately identifiable other promises in the contracts.

The Company merely acts as an agent in this type of transaction and earns a commission fee ranging from 0.15% to 1.5% based on the value of the merchandise that customers purchase from suppliers and such commission fee is not refundable. The Company does not have control of the goods in this type of transaction, has no discretion in establishing prices and does not have the ability to direct the use of the goods to obtain substantially all the benefits. Such revenue is recognized at the point when the Company’s customs clearance, warehousing, logistic and delivery services are performed and the customer receive the products. Revenues are recorded net of sales taxes and value added taxes.

Contract Assets and Liabilities

The Company did not have contract assets as of June 30, 2023 and 2022.

Contract liabilities are recognized for contracts where payment has been received in advance of delivery. The Company’s contract liabilities, which are reflected in its consolidated balance sheets as deferred revenue of $1,671,353 and $3,651,700 as of June 30, 2023 and 2022, respectively. Costs of fulfilling customers’ purchase orders, such as shipping, handling and delivery, which occur prior to the transfer of control, are recognized in selling expense when incurred.

Disaggregation of revenue

The Company disaggregates its revenue from contracts by product and service types, as the Company believes it best depicts how the nature, amount, timing and uncertainty of the revenue and cash flows are affected by economic factors.

The summary of the Company’s total revenues by product and service type for the year ended June 30, 2023 and 2022 was as follows:

	For the years ended June 30,
	2023	2022
Sales of electronic components products:
Semiconductor:
Integrated Circuits	$36,208,767	$155,134,814
Power/Circuit Protection	13,902,350	15,971,800
Discrete	16,047,821	23,071,808
Passive Components	99,326,417	25,110,572
Optoelectronics/Electromechanical	8,535,997	12,056,185
Other semiconductor products	15,366,941	29,103,445
Equipment, tools and others:
Equipment	10,102,545	8,745,020
Tools and others	11,632,317	17,346,092
Total sales of electronic components products	211,123,155	286,539,736
Service commission fees	3,282,071	3,836,635
Total revenue	$214,405,226	$290,376,371

Segment reporting

Segment reporting

An operating segment is a component of the Company that engages in business activities from which it may earn revenues and incur expenses, and is identified on the basis of the internal financial reports that are provided to and regularly reviewed by the Company’s chief operating decision maker in order to allocate resources and assess performance of the segment.

The Company purchases electronic component products from third-party suppliers and then sells to customers. The Company’s products have similar economic characteristics with respect to vendors, marketing and promotions, customers and methods of distribution. The Company’s chief operating decision maker has been identified as the Chief Executive Officer, who reviews consolidated results when making decisions about allocating resources and assessing performance of the Company, and concludes that the Company has only one reporting segment.

Shipping and handling costs

Shipping and handling costs

Shipping and handling costs are expensed as incurred. Inbound shipping and handling cost associated with bringing the purchased electronic component products from suppliers to the Company’s warehouse are included in cost of revenue. Outbound shipping and handling costs associated with shipping and delivery the products to customers are included in selling expenses. For the years ended June 30, 2023 and 2022, shipping and handling costs included in cost of revenue amounted to $474,543 and $589,291 and shipping and handling costs included in selling expenses amounted to $423,606 and $445,840, respectively.

Research and development

Research and development

The Company’s research and development activities primarily relate to development and implementation of its e-commerce platform and software. Research and development costs are expensed as incurred unless such costs qualify for capitalization as software development costs. In order to qualify for capitalization, (i) the preliminary project should be completed, (ii) management has committed to funding the project and it is probable that the project will be completed and the software will be used to perform the function intended, and (iii) it will result in significant additional functionality in the Company’s e-commerce platform. Capitalized software development costs amounted to $63,698 and $16,351 for the years ended June 30, 2023 and 2022, respectively. Research and development expenses included in general and administrative expenses amounted to $437,261 and $530,144 for the years ended June 30, 2023 and 2022, respectively, primarily comprising employee costs, and amortization and depreciation to intangible assets and property and equipment used in the research and development activities.

Income taxes

Income taxes

The Company accounts for current income taxes in accordance with the laws of the relevant tax authorities. Deferred income taxes are recognized when temporary differences exist between the tax bases of assets and liabilities and their reported amounts in the consolidated financial statements. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period including the enactment date. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.

An uncertain tax position is recognized only if it is “more likely than not” that the tax position would be sustained in a tax examination. The amount recognized is the largest amount of tax benefit that is greater than 50% likely of being realized on examination. For tax positions not meeting the “more likely than not” test, no tax benefit is recorded. Penalties and interest incurred related to underpayment of income tax are classified as income tax expense in the period incurred. No significant penalties or interest relating to income taxes have been incurred for the year ended June 30, 2023 and 2022. The Company does not believe that there was any uncertain tax provision at June 30, 2023 and 2022. The Company’s subsidiaries in Hong Kong are subject to the profit taxes in Hong Kong. The Company’s subsidiaries in China are subject to the income tax laws of the PRC. For the year ended June 30, 2023 and 2022, the Company generated income before taxes of $877,850 and $1,109,748 through its Hong Kong subsidiaries.

As of June 30, 2023, all of the tax returns of the Company’s subsidiaries remain available for statutory examination by Hong Kong and PRC tax authorities.

Value added tax (“VAT”)

Value added tax (“VAT”)

The Company is a general taxpayer and is subject to applicable VAT tax rate of 6% or 16%, and starting from April 1, 2019, the Company is subject to applicable VAT tax rate of 6% or 13%. VAT is reported as a deduction to revenue when incurred. Entities that are VAT general taxpayers are allowed to offset qualified input VAT tax paid to suppliers against their output VAT liabilities.

Debt issuance costs

Debt issuance costs

Debt issuance costs related to a recognized debt liability are presented in the consolidated balance sheet as a direct deduction from the carrying amount of the debt liability, consistent with debt discounts. Amortization of debt origination costs is calculated using the effective interest method and is included as a component of interest expense.

Earnings per Share

Earnings per Share

The Company computes earnings per share (“EPS”) in accordance with ASC 260, “Earnings per Share” (“ASC 260”). ASC 260 requires companies with complex capital structures to present basic and diluted EPS. Basic EPS is measured as net income divided by the weighted average common shares outstanding for the period. Diluted presents the dilutive effect on a per share basis of potential common shares (e.g., convertible securities, options and warrants) as if they had been converted at the beginning of the periods presented, or issuance date, if later. Potential common shares that have an anti-dilutive effect (i.e., those that increase income per share or decrease loss per share) are excluded from the calculation of diluted EPS.

The following table sets forth the computation of basic and diluted earnings per share for the year ended June 30, 2023 and 2022:

	For the years ended June 30,
	2023	2022
Numerator:
Net income attributable to ordinary shareholders	$1,751,170	$2,569,810

Denominator:
Weighted-average number of ordinary shares outstanding – basic	9,201,374	8,826,374
Outstanding options	742,762	751,012
Potentially dilutive shares from outstanding options	717,557	720,972
Weighted-average number of ordinary shares outstanding – diluted	9,918,931	9,547,346
Earnings per share – basic	$0.19	$0.29
Earnings per share – diluted	$0.18	$0.27

Employee benefit plan

Employee benefit plan

The Company’s subsidiaries in the PRC participate in a government-mandated multi-employer defined contribution plan pursuant to which pension, work-related injury benefits, maternity insurance, medical insurance, unemployment benefit and housing fund are provided to eligible full-time employees. The relevant labor regulations require the Company’s subsidiaries in the PRC to pay the local labor and social welfare authorities monthly contributions based on the applicable benchmarks and rates stipulated by the local government. The contributions to the plan are expensed as incurred. Employee social security and welfare benefits included as expenses in the accompanying consolidated statements of income and comprehensive income amounted to $175,762 and $199,472 for the year ended June 30, 2023 and 2022, respectively.

Comprehensive income

Comprehensive income

Comprehensive income consists of two components, net income and other comprehensive income. The foreign currency translation gain or loss resulting from translation of the consolidated financial statements expressed in RMB to US$ is reported in other comprehensive income in the consolidated statements of comprehensive income.

Statement of cash flows

Statement of cash flows

In accordance with ASC 230, “Statement of Cash Flows”, cash flows from the Company’s operations are formulated based upon the local currencies using the average exchange rate in the period. As a result, amounts related to assets and liabilities reported on the consolidated statements of cash flows will not necessarily agree with changes in the corresponding balances on the consolidated balance sheets.

Government subsidies

Government subsidies

Government subsidies are provided by the relevant PRC municipal government authorities to subsidize the cost of certain research and development projects. The Company recognizes government subsidies as other operating income when they are received because they are not subject to any past or future conditions, there are no performance conditions or conditions of use, and they are not subject to future refunds. Government subsidies received and recognized as other operating income totaled $125,125 and $213,741 for the years ended June 30, 2023 and 2022, respectively.

Share-based compensation

Share-based compensation

The Company grants stock options to eligible employees for services and accounts for share-based compensation in accordance with ASC 718, Compensation — Stock Compensation. Share-based compensation awards are measured at the grant date fair value of the awards and recognized as expenses using the straight-line method over the vesting period.

The fair value of share options was determined using the binomial option valuation model, which requires the input of highly subjective assumptions, including the expected volatility, the exercise multiple, the risk-free rate and the dividend yield. For expected volatility, the Company has made reference to historical volatility of several comparable companies in the same industry. The exercise multiple was estimated as the average ratio of the stock price to the exercise price of when employees would decide to voluntarily exercise their vested share options. The risk-free rate for periods within the contractual life of the share options is based on the market yield of U.S. Treasury Bonds in effect at the time of grant. The dividend yield is based on the expected dividend policy over the contractual life of the share options.

Related parties and transactions

Related parties and transactions

The Company identifies related parties, and accounts for, discloses related party transactions in accordance with ASC 850, “Related Party Disclosures” and other relevant ASC standards.

Parties, which can be a corporation or individual, are considered to be related if the Company has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operational decisions. Companies are also considered to be related if they are subject to common control or common significant influence.

Transactions between related parties commonly occurring in the normal course of business are considered to be related party transactions. Transactions between related parties are also considered to be related party transactions even though they may not be given accounting recognition. While ASC does not provide accounting or measurement guidance for such transactions, it nonetheless requires their disclosure.

Recent accounting pronouncements	Recent accounting pronouncements The Company considers the applicability and impact of all ASUs. Management periodically reviews new accounting standards that are issued.
Recently issued accounting pronouncements not yet adopted

Recently issued accounting pronouncements not yet adopted

In June 2016, the FASB issued ASU 2016-13, Financial Instruments-Credit Losses (Topic 326), which requires entities to measure all expected credit losses for financial assets held at the reporting date based on historical experience, current conditions, and reasonable and supportable forecasts. This replaces the existing incurred loss model and is applicable to the measurement of credit losses on financial assets measured at amortized cost. ASU 2016-13 was subsequently amended by Accounting Standards Update 2018-19, Codification Improvements to Topic 326, Financial Instruments — Credit Losses, Accounting Standards Update 2019-04 Codification Improvements to Topic 326, Financial Instruments — Credit Losses, Topic 815, Derivatives and Hedging, and Topic 825, Financial Instruments, and Accounting Standards Update 2019-05, Targeted Transition Relief. In November 2019, the FASB issued ASU 2019-10, which extends the effective date for adoption of ASU 2016-13. In November 2019, the FASB issued ASU 2019-11 to clarify its new credit impairment guidance in ASU 326. Accordingly, for public entities that are not smaller reporting entities, ASU 2016-13 and its amendments is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. For all other entities, this guidance and its amendments will be effective for fiscal years beginning after December 15, 2022, including interim periods within those fiscal years. As an emerging growth company, we plan to adopt this guidance effective July 1, 2023. We are currently evaluating the impact of our pending adoption of ASU 2016-13 on our consolidated financial statements.

In October 2021, the FASB issued ASU No. 2021-08, Business Combinations (Topic 805): Accounting for Contract Assets and Contract Liabilities from Contracts with Customers (ASU 2021-08), which clarifies that an acquirer of a business should recognize and measure contract assets and contract liabilities in a business combination in accordance with Topic 606, Revenue from Contracts with Customers. The new amendments are effective for fiscal years beginning after December 15, 2022, including interim periods within those fiscal years. The amendments should be applied prospectively to business combinations occurring on or after the effective date of the amendments, with early adoption permitted. The Company is currently evaluating the impact of the new guidance on our consolidated financial statements.

In March 2022, the FASB issued ASU No. 2022-02, Financial Instruments — Credit Losses (Topic 326): Troubled Debt Restructurings and Vintage Disclosures, which eliminates the troubled debt restructurings (TDRs) accounting model for creditors that have already adopted Topic 326, which is commonly referred to as the current expected credit loss (CECL) model. For entities that have adopted Topic 326, the amendments in this Update are effective for fiscal years beginning after December 15, 2022, including interim periods within those fiscal years. The FASB’s decision to eliminate the TDR accounting model is in response to feedback that the allowance under CECL already incorporates credit losses from loans modified as TDRs and, consequently, the related accounting and disclosures — which preparers often find onerous to apply — no longer provide the same level of benefit to users. The Company is currently evaluating the impact of the new guidance on our consolidated financial statements.

In June 2022, the FASB issued ASU No. 2022-03, Fair Value Measurement (Topic 820) — Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions, which stipulates that a contractual restriction on the sale of an equity security should not be considered part of the equity security’s unit of account and, therefore, should not be considered in measuring its fair value. For public business entities, the amendments in this Update are effective for fiscal years beginning after December 15, 2023, and interim periods within those fiscal years. The Company is currently evaluating the impact of the new guidance on our consolidated financial statements.